--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY
 SERIES
    Schedule of Investments.................................     7-11
    Statement of Assets and Liabilities.....................       12
    Statement of Operations.................................       13
    Statements of Changes in Net Assets.....................       14
    Financial Highlights....................................       15
    Notes to Financial Statements...........................    16-18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company (Cost $195,785)++ at Value+......       $   204,083
Receivable for Fund Shares Sold.............................               844
Prepaid Expenses and Other Assets...........................                15
                                                                   -----------
    Total Assets............................................           204,942
                                                                   -----------

LIABILITIES:
Payables:
    Investment Securities Purchased.........................               834
    Fund Shares Redeemed....................................                10
Accrued Expenses and Other Liabilities......................                25
                                                                   -----------
    Total Liabilities.......................................               869
                                                                   -----------

NET ASSETS..................................................       $   204,073
                                                                   ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................        20,722,741
                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $      9.85
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................       $   220,664
Accumulated Net Investment Income (Loss)....................               581
Accumulated Net Realized Gain (Loss)........................           (16,810)
Accumulated Net Realized Gain (Loss) on Futures.............           (10,104)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Futures....................................             9,742
                                                                   -----------
    Total Net Assets........................................       $   204,073
                                                                   ===========

--------------

+  See Note B to Financial Statements.

++ The cost for federal income tax purposes is $197,787.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Net Investment Income Received From The DFA Investment
     Trust Company..........................................         $ 1,124
                                                                     -------

EXPENSES
    Administrative Services.................................              45
    Accounting & Transfer Agent Fees........................              26
    Legal Fees..............................................               4
    Audit Fees..............................................               2
    Filing Fees.............................................              13
    Shareholders' Reports...................................               5
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              97
        Less: Expenses Waived...............................             (54)
                                                                     -------
        Net Expenses........................................              43
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           1,081
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Net Realized Gain (Loss) on Investment Securities Sold......         (14,068)

Net Realized Gain (Loss) on Futures.........................         (10,104)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          13,733

Change in Unrealized Appreciation (Depreciation) of
  Futures...................................................           1,492
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (8,947)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(7,866)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS             YEAR
                                                                        ENDED              ENDED
                                                                       MAY 31,            NOV. 30,
                                                                        2001                2000
                                                                     -----------         ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net Investment Income (Loss)............................          $   1,081          $   1,738
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (14,068)            (2,244)
    Net Realized Gain (Loss) on Futures.....................            (10,104)              (433)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             13,733            (10,340)
    Change in Unrealized Appreciation (Depreciation) of
      Futures...............................................              1,492                (47)
                                                                      ---------          ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             (7,866)           (11,326)
                                                                      ---------          ---------

Distributions From:
    Net Investment Income...................................               (949)            (1,386)
    Net Realized Gains......................................                 --                 --
                                                                      ---------          ---------
        Total Distributions.................................               (949)            (1,386)
                                                                      ---------          ---------
Capital Share Transactions (1):
    Shares Issued...........................................             54,399            145,632
    Shares Issued in Lieu of Cash Distributions.............                949              1,386
    Shares Redeemed.........................................            (16,538)           (16,115)
                                                                      ---------          ---------
    Net Increase (Decrease) from Capital Share
      Transactions..........................................             38,810            130,903
                                                                      ---------          ---------
        Total Increase (Decrease)...........................             29,995            118,191
NET ASSETS
    Beginning of Period.....................................            174,078             55,887
                                                                      ---------          ---------
    End of Period...........................................          $ 204,073          $ 174,078
                                                                      =========          =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              5,427             13,050
    Shares Issued in Lieu of Cash Distributions.............                 93                123
    Shares Redeemed.........................................             (1,679)            (1,433)
                                                                      ---------          ---------
                                                                          3,841             11,740
                                                                      =========          =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR       SEP. 23,
                                        ENDED         ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,
                                        2001          2000         1999
                                     -----------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  10.31      $  10.87     $  10.00
  Period...........................
                                      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.06          0.11         0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.47)        (0.57)        0.85
                                      --------      --------     --------
  Total from Investment
    Operations.....................      (0.41)        (0.46)        0.87
                                      --------      --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.05)        (0.10)          --
  Net Realized Gains...............         --            --           --
                                      --------      --------     --------
  Total Distributions..............      (0.05)        (0.10)          --
                                      --------      --------     --------
Net Asset Value, End of Period.....   $   9.85      $  10.31     $  10.87
                                      ========      ========     ========
Total Return.......................      (3.96)#       (4.28)%       8.70%#

Net Assets, End of Period
  (thousands)......................   $204,073      $174,078     $ 55,887
Ratio of Expenses to Average Net
  Assets (1) ......................       0.10%*        0.10%        0.10%*
Ratio of Expenses to Average Net
  Assets
  (excluding waivers and assumption
  of expenses) (1).................       0.16%*        0.17%        0.35%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       1.19%*        1.07%        1.20%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       1.13%*        1.00%        0.95%*
Portfolio Turnover Rate............        N/A           N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         10%*           8%           4%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)  For the year ended November 30, 1999.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Feeder Fund.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Series to not more than 0.10% of average daily net assets.

Annualized expenses are those expenses incurred in any period consisting of 36 consecutive months. At May 31, 2001, approximately $200,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

  Gross Unrealized Appreciation.............................     $ 6,296
  Gross Unrealized Depreciation.............................          --
                                                                 -------
  Net.......................................................     $ 6,296
                                                                 =======

    At May 31, 2001, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,677,000 of which $61,000 and $1,616,000 will expire on November 30, 2007 and November 30, 2008 respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ending May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ending May 31, 2001.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.6%)
 Abbott Laboratories...................................      430,200   $   22,361,796
 *ADC Telecommunications, Inc..........................      216,200        1,661,497
 Adobe Systems, Inc....................................       66,800        2,655,968
 *Advanced Micro Devices, Inc..........................       87,300        2,466,225
 *AES Corp.............................................      147,900        6,714,660
 *Aetna, Inc...........................................       40,000          934,000
 AFLAC, Inc............................................      147,700        4,789,911
 *Agilent Technologies, Inc............................      126,900        4,256,226
 Air Products & Chemicals, Inc.........................       63,800        2,983,926
 Alberto-Culver Co. Class B............................       15,500          654,875
 Albertson's, Inc......................................      113,800        3,266,060
 Alcan Aluminum, Ltd...................................       88,400        3,960,320
 Alcoa, Inc............................................      240,500       10,377,575
 Allegheny Energy, Inc.................................       34,100        1,814,120
 Allegheny Teledyne, Inc...............................       22,400          462,336
 Allergan, Inc.........................................       36,700        3,291,990
 *Allied Waste Industries, Inc.........................       54,900          926,712
 Allstate Corp.........................................      203,400        9,157,068
 Alltel Corp...........................................       87,100        5,050,929
 *Altera Corp..........................................      110,500        2,652,552
 *Alza Corp............................................       65,900        3,107,185
 Ambac, Inc............................................       29,250        1,639,462
 Amerada Hess Corp.....................................       24,600        2,106,744
 Ameren Corp...........................................       38,300        1,708,180
 American Electric Power Co., Inc......................       89,600        4,497,920
 American Express Co...................................      370,000       15,584,400
 American General Corp.................................      139,900        6,327,677
 American Greetings Corp. Class A......................       17,700          221,958
 American Home Products Corp...........................      364,600       23,079,180
 American International Group, Inc.....................      647,500       52,447,500
 *American Power Conversion Corp.......................       54,300          882,646
 *Amgen, Inc...........................................      289,800       19,238,373
 *AMR Corp.............................................       41,900        1,633,681
 AmSouth Bancorporation................................      104,400        1,919,916
 Anadarko Petroleum Corp...............................       69,300        4,338,873
 *Analog Devices, Inc..................................      100,100        4,459,455
 *Andrew Corp..........................................       22,700          390,780
 Anheuser-Busch Companies, Inc.........................      251,000       11,044,000
 *AOL Time Warner, Inc.................................    1,203,800       62,874,474
 AON Corp..............................................       71,300        2,495,500
 Apache Corp...........................................       34,300        2,042,565
 *Apple Computer, Inc..................................       96,300        1,921,666
 Applera Corporation - Applied Biosystems Group........       58,600        1,802,536
 *#Applied Materials, Inc..............................      225,100       11,238,117
 *Applied Micro Circuits Corp..........................       83,100        1,502,032
 Archer-Daniels Midland Co.............................      176,300        2,380,050
 Ashland, Inc..........................................       19,300          801,336
 AT & T Corp...........................................      942,300       19,948,491
 Autodesk, Inc.........................................       15,600          477,906
 Automatic Data Processing, Inc........................      176,700        9,495,858
 *Autozone, Inc........................................       31,700        1,048,319
 *Avaya, Inc...........................................       78,600        1,273,320
 Avery Dennison Corp...................................       30,700        1,795,336
                                                            SHARES             VALUE+
                                                            ------             ------

 Avon Products, Inc....................................       66,300   $    2,901,288
 B B & T Corp..........................................      111,800        4,041,570
 Baker Hughes, Inc.....................................       92,400        3,640,560
 Ball Corp.............................................        7,900          375,250
 Bank of America Corp..................................      452,800       26,828,400
 Bank of New York Co., Inc.............................      206,000       11,249,660
 Bank One Corp.........................................      321,700       12,739,320
 Bard (C.R.), Inc......................................       14,200          801,590
 *#Barrick Gold Corp...................................      110,200        1,818,300
 Bausch & Lomb, Inc....................................       14,800          700,040
 Baxter International, Inc.............................      163,800        8,088,444
 Bear Stearns Companies, Inc...........................       29,700        1,614,195
 Becton Dickinson & Co.................................       71,400        2,451,162
 *Bed, Bath and Beyond, Inc............................       79,500        2,353,995
 Bellsouth Corp........................................      520,900       21,476,707
 Bemis Co., Inc........................................       14,800          562,548
 *Best Buy Co., Inc....................................       57,800        3,072,070
 *Big Lots, Inc........................................       31,000          402,380
 *Biogen, Inc..........................................       41,100        2,479,357
 Biomet, Inc...........................................       49,700        2,220,347
 Black & Decker Corp...................................       22,500          892,125
 Block (H.&R.), Inc....................................       25,400        1,514,856
 *BMC Software, Inc....................................       67,700        1,618,030
 Boeing Co.............................................      232,100       14,596,769
 Boise Cascade Corp....................................       15,900          560,475
 *Boston Scientific Corp...............................      112,800        1,953,696
 Bristol Myers Squibb Co...............................      544,000       29,506,560
 *Broadcom Corp........................................       67,900        2,258,693
 *Broadvision, Inc.....................................       74,900          472,244
 Brown-Forman Corp. Class B............................       19,000        1,244,500
 Brunswick Corp........................................       24,300          549,180
 Burlington Northern Santa Fe Corp.....................      109,100        3,389,737
 Burlington Resources, Inc.............................       60,100        2,938,890
 C.I.T. Group, Inc. Class A............................       72,900        2,894,130
 *Cabletron Systems, Inc...............................       51,400          997,674
 *Calpine Corp.........................................       83,100        4,096,830
 Campbell Soup Co......................................      116,900        3,453,226
 Capital One Financial Corp............................       54,700        3,561,517
 Cardinal Health, Inc..................................      117,000        8,422,830
 Carnival Corp.........................................      162,700        4,593,021
 Caterpillar, Inc......................................       95,700        5,183,112
 *Cendant Corp.........................................      214,100        4,106,438
 Centex Corp...........................................       16,400          611,392
 CenturyTel, Inc.......................................       39,200        1,114,848
 Charter One Financial, Inc............................       57,900        1,751,475
 Chevron Corp..........................................      178,700       17,164,135
 *Chiron Corp..........................................       53,300        2,748,681
 Chubb Corp............................................       48,500        3,654,475
 CIGNA Corp............................................       42,700        4,033,869
 Cincinnati Financial Corp.............................       44,900        1,887,371
 Cinergy Corp..........................................       44,200        1,562,470
 Cintas Corp...........................................       47,000        2,192,315
 Circuit City Stores, Inc. (Carmax Group)..............       57,300          860,073
 *Cisco Sytems, Inc....................................    2,024,400       39,000,066

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Citigroup, Inc........................................    1,397,300   $   71,611,625
 *Citizens Communications Co...........................       73,900        1,098,154
 *Citrix Systems, Inc..................................       51,600        1,233,498
 *Clear Channel Communications, Inc....................      162,800        9,925,916
 Clorox Co.............................................       65,800        2,279,312
 CMS Energy Corp.......................................       36,400        1,079,988
 Coca-Cola Co..........................................      691,900       32,796,060
 Coca-Cola Enterprises, Inc............................      116,400        1,941,552
 Colgate-Palmolive Co..................................      159,200        9,017,088
 *Comcast Corp. Class A Special........................      261,400       10,712,172
 Comerica, Inc.........................................       49,350        2,808,015
 Compaq Computer Corp..................................      469,900        7,513,701
 Computer Associates International, Inc................      160,300        4,546,108
 *Computer Sciences Corp...............................       46,900        1,969,331
 *Compuware Corp.......................................      102,300        1,127,857
 *Comverse Tecnology, Inc..............................       46,100        2,674,030
 Conagra, Inc..........................................      149,400        3,114,990
 *Concord EFS, Inc.....................................       60,200        3,051,839
 *Conexant Systems, Inc................................       67,700          574,434
 Conoco, Inc...........................................      173,500        5,413,200
 Conseco, Inc..........................................       90,500        1,576,510
 Consolidated Edison, Inc..............................       59,100        2,313,765
 Constellation Energy Group............................       45,200        2,137,960
 *Convergys Corp.......................................       47,800        1,964,580
 Cooper Industries, Inc................................       26,000          988,780
 Cooper Tire & Rubber Co...............................       20,200          265,630
 Coors (Adolph) Co. Class B............................       10,300          534,570
 Corning, Inc..........................................      255,900        4,841,628
 *Costco Wholesale Corp................................      124,800        4,855,344
 Countrywide Credit Industries, Inc....................       32,400        1,254,852
 Crane Co..............................................       16,900          490,269
 CSX Corp..............................................       59,300        2,205,960
 Cummins Engine Co., Inc...............................       11,500          487,025
 CVS Corp..............................................      109,000        5,984,100
 Dana Corp.............................................       41,100          884,472
 Danaher Corp..........................................       39,400        2,481,412
 Darden Restaurants, Inc...............................       33,300          929,070
 Deere & Co............................................       65,300        2,439,608
 *Dell Computer Corp...................................      719,600       17,540,250
 Delphi Automotive Systems Corp........................      155,700        2,288,790
 Delta Air Lines, Inc..................................       34,100        1,623,842
 Deluxe Corp...........................................       20,100          556,971
 Devon Energy Corp.....................................       35,600        2,072,276
 Dillards, Inc. Class A................................       24,500          399,840
 Disney (Walt) Co......................................      578,700       18,298,494
 Dollar General Corp...................................       92,000        1,725,000
 Dominion Resources, Inc...............................       66,600        4,415,580
 Donnelley (R.R.) & Sons Co............................       34,000        1,030,200
 Dover Corp............................................       56,600        2,399,274
 Dow Chemical Co.......................................      249,234        8,925,070
 Dow Jones & Co., Inc..................................       24,300        1,354,725
 DTE Energy Co.........................................       39,700        1,775,384
 Duke Power Co.........................................      213,200        9,747,504
 DuPont (E.I.) de Nemours & Co., Inc...................      290,200       13,465,280
 Dynegy, Inc...........................................       89,900        4,432,070
 Eastman Chemical Co...................................       21,500        1,086,610
 Eastman Kodak Co......................................       83,600        3,956,788
 Eaton Corp............................................       19,000        1,485,800
 Ecolab, Inc...........................................       35,400        1,447,152
 Edison International..................................       90,700          982,281
 El Paso Corp..........................................      138,179        8,415,101
                                                            SHARES             VALUE+
                                                            ------             ------

 Electronic Data Systems Corp..........................      130,100   $    7,968,625
 *EMC Corp. MA.........................................      608,700       19,234,920
 Emerson Electric Co...................................      119,400        8,084,574
 Engelhard Corp........................................       35,600          988,256
 Enron Corp............................................      207,700       10,989,407
 Entergy Corp..........................................       62,100        2,682,720
 EOG Resources, Inc....................................       32,600        1,463,414
 Equifax, Inc..........................................       39,300        1,378,644
 Exelon Corp...........................................       88,600        6,008,852
 Exxon Mobil Corp......................................      967,200       85,839,000
 Fannie Mae............................................      280,300       23,107,932
 Federal Home Loan Mortgage Corp.......................      193,500       12,809,700
 *Federated Department Stores, Inc.....................       55,300        2,477,440
 *FedEx Corp...........................................       82,500        3,300,000
 Fifth Third Bancorp...................................      158,006        9,301,023
 First Data Corp.......................................      110,000        7,217,100
 First Union Corp......................................      272,500        8,788,125
 FirstEnergy Corp......................................       62,700        1,921,755
 *Fiserv, Inc..........................................       34,500        1,901,123
 FleetBoston Financial Corp............................      301,200       12,526,908
 Fluor Corp............................................       20,500        1,195,560
 *FMC Corp.............................................        8,500          648,720
 Ford Motor Co.........................................      515,800       12,559,730
 *Forest Laboratories, Inc.............................       49,000        3,628,940
 Fortune Brands, Inc...................................       43,100        1,480,485
 FPL Group, Inc........................................       49,100        2,860,075
 Franklin Resources, Inc...............................       73,500        3,270,750
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,300          647,171
 Gannett Co., Inc......................................       73,500        4,871,580
 Gap, Inc..............................................      236,400        7,328,400
 *Gateway, Inc.........................................       89,800        1,499,660
 General Dynamics Corp.................................       55,300        4,286,856
 General Electric Co...................................    2,756,800      135,083,200
 General Mills, Inc....................................       79,000        3,346,440
 General Motors Corp...................................      152,600        8,682,940
 Genuine Parts Co......................................       48,200        1,377,074
 Georgia-Pacific Corp..................................       62,800        2,226,260
 Gillette Co...........................................      292,900        8,473,597
 *Global Crossing, Ltd.................................      246,500        3,130,550
 Golden West Financial Corp............................       44,000        2,805,000
 Goodrich (B.F.) Co....................................       28,600        1,194,908
 Goodyear Tire & Rubber Co.............................       44,100        1,283,751
 GPU, Inc..............................................       33,800        1,133,990
 Grainger (W.W.), Inc..................................       26,100        1,153,359
 Great Lakes Chemical Corp.............................       14,000          479,500
 *Guidant Corp.........................................       85,600        3,214,280
 Halliburton Co........................................      123,100        5,753,694
 Harcourt General, Inc.................................       20,300        1,177,400
 Harley-Davidson, Inc..................................       84,200        3,954,874
 *Harrahs Entertainment, Inc...........................       32,600        1,192,182
 Hartford Financial Services Group, Inc................       65,800        4,454,660
 Hasbro, Inc...........................................       48,000          720,000
 HCA - The Heathcare Company...........................      153,700        6,200,258
 *Healthsouth Corp.....................................      107,500        1,365,250
 Heinz (H.J.) Co.......................................       96,800        4,192,408
 Hercules, Inc.........................................       29,900          399,464
 Hershey Foods Corp....................................       37,900        2,298,256
 Hewlett-Packard Co....................................      537,700       15,765,364
 Hilton Hotels Corp....................................      102,700        1,272,453
 Home Depot, Inc.......................................      644,200       31,752,618

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       73,200   $      473,604
 Honeywell International, Inc..........................      222,000       10,744,800
 Household International, Inc..........................      131,100        8,608,026
 *Humana, Inc..........................................       47,100          449,805
 Huntington Bancshares, Inc............................       69,800        1,045,255
 Illinois Tool Works, Inc..............................       84,100        5,757,486
 IMS Health, Inc.......................................       81,700        2,367,666
 *Inco, Ltd............................................       50,700          947,076
 Ingersoll-Rand Co.....................................       44,700        2,205,945
 Intel Corp............................................    1,872,400       50,564,162
 International Business Machines Corp..................      488,000       54,558,400
 International Flavors & Fragrances, Inc...............       27,300          716,625
 International Paper Co................................      134,100        5,129,325
 Interpublic Group of Companies, Inc...................       85,600        3,144,944
 *Intuit, Inc..........................................       57,600        1,846,368
 ITT Industries, Inc...................................       24,500        1,143,170
 J.P. Morgan Chase & Co................................      529,300       26,015,095
 *Jabil Circuit, Inc...................................       53,000        1,557,140
 *JDS Uniphase Corp....................................      363,300        6,070,743
 Jefferson-Pilot Corp..................................       42,900        2,033,031
 Johnson & Johnson.....................................      386,600       37,480,870
 Johnson Controls, Inc.................................       23,900        1,682,560
 *K Mart Corp..........................................      134,500        1,517,160
 KB Home Corp..........................................       12,300          312,543
 Kellogg Co............................................      112,800        3,014,016
 Kerr-McGee Corp.......................................       26,200        1,825,354
 KeyCorp...............................................      118,500        2,817,930
 KeySpan Corporation...................................       37,400        1,493,008
 Kimberly Clark Corp...................................      148,700        8,988,915
 Kinder Morgan, Inc....................................       31,900        1,762,475
 *King Pharmaceuticals, Inc............................       47,000        2,377,260
 *KLA-Tencor Corp......................................       51,400        2,653,011
 Knight Ridder, Inc....................................       20,400        1,120,776
 *Kohls Corp...........................................       92,400        5,687,220
 *Kroger Co............................................      227,800        5,681,332
 Leggett and Platt, Inc................................       54,600        1,196,832
 Lehman Brothers Holdings, Inc.........................       69,600        4,984,056
 *Lexmark International Group, Inc.....................       35,500        2,200,645
 Lilly (Eli) & Co......................................      313,600       26,561,920
 Limited, Inc..........................................      118,400        1,929,920
 Lincoln National Corp.................................       53,300        2,624,492
 Linear Technology Corp................................       88,200        4,231,395
 Liz Claiborne, Inc....................................       14,400          745,488
 Lockheed Martin Corp..................................      120,000        4,594,800
 Loews Corp............................................       54,700        3,773,753
 Longs Drug Stores Corp................................       10,500          252,000
 Louisiana-Pacific Corp................................       29,000          340,750
 Lowe's Companies, Inc.................................      106,600        7,411,898
 *LSI Logic Corp.......................................       99,500        1,821,845
 Lucent Technologies, Inc..............................      946,900        7,461,572
 *Manor Care, Inc......................................       28,500          705,375
 Marriott International, Inc. Class A..................       66,800        3,163,648
 Marsh & McLennan Companies, Inc.......................       76,600        8,035,340
 Masco Corp............................................      124,200        2,901,312
 Mattel, Inc...........................................      118,600        2,111,080
 *Maxim Integrated Products, Inc.......................       89,700        4,576,046
 May Department Stores Co..............................       83,000        2,714,100
 Maytag Corp...........................................       21,400          707,484
 MBIA, Inc.............................................       41,150        2,170,663
 MBNA Corp.............................................      237,000        8,546,220
                                                            SHARES             VALUE+
                                                            ------             ------

 McDermott International, Inc..........................       16,800   $      236,544
 McDonalds Corp........................................      364,800       11,046,144
 McGraw-Hill Companies, Inc............................       54,400        3,489,216
 McKesson HBOC, Inc....................................       79,200        2,737,944
 Mead Corp.............................................       27,600          800,400
 *Medimmune, Inc.......................................       59,000        2,349,675
 Medtronic, Inc........................................      334,200       14,363,916
 Mellon Financial Corp.................................      135,800        6,222,356
 Merck & Co., Inc......................................      641,600       46,830,384
 *Mercury Interactive Corp.............................       22,600        1,337,581
 Meredith Corp.........................................       13,900          502,485
 *#Merrill Lynch & Co., Inc............................      224,700       14,598,759
 *MetLife, Inc.........................................      212,700        6,774,495
 MGIC Investment Corp..................................       29,700        2,089,989
 *Micron Technology, Inc...............................      165,000        6,187,500
 *Microsoft Corp.......................................    1,484,400      102,653,682
 Millipore Corp........................................       13,000          722,150
 Minnesota Mining & Manufacturing Co...................      110,300       13,079,374
 *Mirant Corp..........................................       94,310        3,706,383
 Molex, Inc............................................       54,400        1,910,256
 Moody's Corp..........................................       45,300        1,453,224
 Morgan Stanley Dean Witter & Co.......................      310,700       20,198,607
 Motorola, Inc.........................................      607,700        8,933,190
 *Nabors Industries, Inc...............................       40,800        2,074,680
 National City Corp....................................      169,400        4,963,420
 *National Semiconductor Corp..........................       48,400        1,283,568
 National Service Industries, Inc......................       11,300          286,455
 *Navistar International Corp..........................       16,500          479,985
 *NCR Corp.............................................       26,700        1,251,963
 *Network Appliance Corp...............................       89,200        1,658,674
 New York Times Class A................................       45,100        1,898,259
 Newell Rubbermaid, Inc................................       74,200        1,875,034
 Newmont Mining Corp...................................       53,500        1,096,215
 *Nextel Communications Corp. Class A..................      212,100        3,375,572
 *Niagara Mohawk Holdings, Inc.........................       44,600          780,500
 Nicor, Inc............................................       12,900          500,391
 Nike, Inc. Class B....................................       75,100        3,086,610
 NiSource, Inc.........................................       56,800        1,777,840
 *Noble Drilling Corp..................................       37,500        1,601,250
 Nordstrom, Inc........................................       37,300          691,169
 Norfolk Southern Corp.................................      107,000        2,372,190
 Nortel Network Corp...................................      885,300       11,801,049
 Northern Trust Corp...................................       61,800        4,086,525
 Northrop Grumman Corp.................................       23,700        2,103,612
 *Novell, Inc..........................................       88,400          400,010
 *Novellus Systems, Inc................................       39,200        1,877,288
 Nucor Corp............................................       21,700        1,111,474
 Occidental Petroleum Corp.............................      102,800        3,080,916
 *Office Depot, Inc....................................       83,000          758,620
 Omnicom Group, Inc....................................       49,300        4,588,844
 Oneok, Inc............................................        8,200          345,220
 *Oracle Systems Corp..................................    1,554,100       23,777,730
 Paccar, Inc...........................................       21,300        1,022,933
 *Pactiv Corp..........................................       44,000          605,000
 Pall Corp.............................................       34,100          787,710
 *Palm, Inc............................................      157,600          888,076
 *Parametric Technology Corp...........................       73,900          879,780
 Parker-Hannifin Corp..................................       32,500        1,570,075
 Paychex, Inc..........................................      103,600        3,981,866
 Penney (J.C.) Co., Inc................................       73,000        1,526,430

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,800   $      386,022
 *Peoplesoft, Inc......................................       79,400        3,203,393
 *Pepsi Bottling.......................................       39,400        1,715,476
 Pepsico, Inc..........................................      401,700       17,980,092
 PerkinElmer, Inc......................................       13,900          959,517
 Pfizer, Inc...........................................    1,755,300       75,284,817
 PG&E Corp. (Holding Co.)..............................      107,600        1,226,640
 Pharmacia Corp........................................      358,700       17,418,472
 Phelps Dodge Corp.....................................       22,000          994,400
 Philip Morris Companies, Inc..........................      618,600       31,802,226
 Phillips Petroleum Co.................................       71,000        4,596,540
 Pinnacle West Capital Corp............................       23,600        1,178,820
 Pitney Bowes, Inc.....................................       70,200        2,775,708
 Placer Dome, Inc......................................       91,100          969,304
 PNC Financial Services Group, Inc.....................       80,600        5,581,550
 Potlatch Corp.........................................        7,900          271,602
 *Power-One, Inc.......................................       21,800          445,701
 PPG Industries, Inc...................................       46,800        2,602,080
 PPL Corp..............................................       40,400        2,412,284
 Praxair, Inc..........................................       44,000        2,212,760
 Procter & Gamble Co...................................      361,600       23,229,184
 Progress Energy, Inc..................................       57,200        2,433,860
 Progressive Corp......................................       20,500        2,686,320
 Providian Financial Corp..............................       79,500        4,512,420
 Public Service Enterprise Group, Inc..................       59,600        3,064,036
 Pulte Corp............................................       11,200          452,480
 *Q Logic Corp.........................................       25,600        1,305,728
 Quaker Oats Co........................................       36,800        3,527,648
 *QUALCOMM, Inc........................................      209,600       12,730,056
 *Quintiles Transnational Corp.........................       32,100          610,703
 Qwest Communications International, Inc...............      460,700       16,926,118
 Radioshack Corp.......................................       51,700        1,407,791
 Ralston Purina Group..................................       86,100        2,668,239
 Raytheon Co...........................................       94,900        2,825,173
 *Reebok International, Ltd............................       15,800          455,672
 Regions Financial Corp................................       67,300        2,087,983
 Reliant Energy, Inc...................................       81,900        3,773,952
 *Robert Half International, Inc.......................       49,500        1,395,900
 Rockwell International Corp...........................       50,700        2,382,900
 Rohm & Haas Co........................................       61,200        2,031,840
 *Rowan Companies, Inc.................................       26,300          787,159
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      594,000       36,222,120
 Ryder System, Inc.....................................       16,600          364,204
 *Sabre Holdings Corp..................................       36,700        1,917,208
 Safeco Corp...........................................       35,500          997,373
 *Safeway, Inc.........................................      139,600        7,070,740
 *Saint Jude Medical, Inc..............................       23,700        1,458,024
 Saint Paul Companies, Inc.............................       60,600        3,066,360
 *Sanmina Corp.........................................       85,300        2,308,645
 *Sapient Corp.........................................       33,800          323,297
 Sara Lee Corp.........................................      218,500        4,116,540
 SBC Communications, Inc...............................      941,700       40,540,185
 Schering-Plough Corp..................................      406,800       17,065,260
 Schlumberger, Ltd.....................................      159,400       10,046,982
 Schwab (Charles) Corp.................................      384,900        7,236,120
 Scientific-Atlanta, Inc...............................       44,900        2,357,699
 *Sealed Air Corp......................................       23,392          971,002
 Sears, Roebuck & Co...................................       93,000        3,708,840
 Sempra Energy.........................................       56,900        1,553,370
 Sherwin-Williams Co...................................       44,700          953,898
                                                            SHARES             VALUE+
                                                            ------             ------

 *Siebel Systems, Inc..................................      119,600   $    5,424,458
 Sigma-Aldrich Corp....................................       21,500        1,023,723
 Snap-On, Inc..........................................       16,100          463,680
 *Solectron Corp.......................................      179,600        3,873,972
 Southern Co...........................................      188,000        4,425,520
 SouthTrust Corp.......................................       94,100        2,349,207
 Southwest Airlines Co.................................      210,800        4,216,000
 Sprint Corp...........................................      246,000        4,996,260
 *Sprint Corp. (PCS Group).............................      259,300        5,704,600
 Stanley Works.........................................       24,000          912,000
 *Staples, Inc.........................................      126,000        1,827,630
 *Starbucks Corp.......................................      105,400        2,056,881
 Starwood Hotels and Resorts Worldwide, Inc............       53,700        2,031,471
 State Street Corp.....................................       90,000        4,947,300
 Stilwell Financial, Inc...............................       61,900        2,032,796
 Stryker Corp..........................................       54,400        3,125,280
 *Sun Microsystems.....................................      906,800       14,930,462
 Sunoco, Inc...........................................       23,700          924,300
 Suntrust Banks, Inc...................................       82,500        5,067,150
 Supervalu, Inc........................................       37,000          575,720
 Symbol Technologies, Inc..............................       61,300        1,572,345
 Synovus Financial Corp................................       79,900        2,427,362
 Sysco Corp............................................      188,100        5,592,213
 T. Rowe Price Group, Inc..............................       33,800        1,239,953
 Target Corp...........................................      249,100        9,415,980
 *Tektronix, Inc.......................................       26,300          644,613
 *Tellabs, Inc.........................................      114,100        3,880,541
 Temple-Inland, Inc....................................       13,700          727,607
 *Tenet Healthcare Corp................................       89,200        4,057,708
 *Teradyne, Inc........................................       48,500        1,932,725
 Texaco, Inc...........................................      153,000       10,924,200
 Texas Corp............................................       71,900        3,547,546
 Texas Instruments, Inc................................      482,400       16,459,488
 Textron, Inc..........................................       39,500        2,275,595
 *Thermo-Electron Corp.................................       50,100        1,398,291
 Thomas & Betts Corp...................................       16,100          336,329
 Tiffany & Co..........................................       40,600        1,403,948
 Timken Co.............................................       16,700          295,590
 TJX Companies, Inc....................................       77,800        2,603,188
 Torchmark Corp........................................       35,100        1,330,992
 Tosco Corp............................................       40,400        2,017,576
 *Toys R Us, Inc.......................................       54,900        1,520,730
 Transocean Sedco Forex, Inc...........................       88,100        4,708,945
 Tribune Co............................................       84,100        3,610,413
 *Tricon Global Restaurants, Inc.......................       40,700        1,859,990
 TRW, Inc..............................................       34,600        1,500,256
 Tupperware Corp.......................................       16,000          365,760
 Tyco International, Ltd...............................      487,400       28,001,130
 U.S. Bancorp..........................................      536,000       11,952,800
 Unilever NV...........................................      159,000        8,838,810
 Union Pacific Corp....................................       69,000        3,967,500
 Union Planters Corp...................................       38,700        1,586,700
 *Unisys Corp..........................................       87,800        1,048,332
 United Technologies Corp..............................      131,000       10,913,610
 Unitedhealth Group, Inc...............................       89,000        5,117,500
 *Univision Communications, Inc. Class A...............       57,500        2,514,475
 Unocal Corp...........................................       67,700        2,616,605
 UnumProvident Corp....................................       67,000        2,171,470
 USA Education, Inc....................................       45,700        3,204,027
 *USAir Group, Inc.....................................       18,700          452,166

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UST, Inc..............................................       45,200   $    1,318,032
 USX-Marathon Group, Inc...............................       86,400        2,795,040
 USX-US Steel Group....................................       24,720          482,534
 *Veritas Software Co..................................      113,700        7,494,536
 Verizon Communications, Inc...........................      751,700       41,230,745
 VF Corp...............................................       31,700        1,311,112
 *Viacom, Inc. Class B.................................      485,200       27,966,928
 Visteon Corp..........................................       36,445          627,583
 *Vitesse Semiconductor, Inc...........................       52,800        1,304,952
 Vulcan Materials Co...................................       28,100        1,519,648
 Wachovia Corp.........................................       58,200        3,919,770
 Walgreen Co...........................................      282,500       11,353,675
 Wal-Mart Stores, Inc..................................    1,242,700       64,309,725
 Washington Mutual, Inc................................      242,900        8,652,098
 Waste Management, Inc.................................      173,000        4,840,540
 *Watson Pharmaceuticals, Inc..........................       28,600        1,718,860
 *Wellpoint Health Networks, Inc.......................       17,500        1,519,000
 Wells Fargo Company...................................      475,500       22,386,540
 Wendy's International, Inc............................       31,700          781,405
 Westvaco Corp.........................................       28,050          713,592
 Weyerhaeuser Co.......................................       60,400        3,455,484
 Whirlpool Corp........................................       18,500        1,163,465
 Willamette Industries, Inc............................       30,300        1,521,969
 Williams Companies, Inc...............................      134,500        5,299,300
 Winn-Dixie Stores, Inc................................       39,000        1,037,790
 *#Worldcom, Inc.......................................      801,000       14,293,845
 Worthington Industries, Inc...........................       23,900          274,850
 Wrigley (Wm.) Jr. Co..................................       62,800        3,016,284
 XCEL Energy, Inc......................................       94,685        2,868,956
 Xerox Corp............................................      185,700        1,840,287
 *Xilinx, Inc..........................................       91,900        3,790,416
 *Yahoo!, Inc..........................................      155,300        2,813,260
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,498,693,041)................................                 3,132,449,920
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $79,613,800) to be
   repurchased at $78,445,432
   (Cost $78,437,000)..................................   $   78,437       78,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,577,130,041)++..............................                $3,210,886,920
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,628,143,363.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $3,210,887
Collateral for Securities Loaned............................      14,689
Cash........................................................         932
Receivables:
    Dividends and Interest..................................       4,591
    Investment Securities Sold..............................       2,102
    Fund Shares Sold........................................         834
    Futures Variation Margin................................         101
Prepaid Expenses and Other Assets...........................          10
                                                              ----------
        Total Assets........................................   3,234,146
                                                              ----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................      14,689
    Investment Securities Purchased.........................      63,979
    Fund Shares Redeemed....................................         387
Accrued Expenses and Other Liabilities......................         249
                                                              ----------
        Total Liabilities...................................      79,304
                                                              ----------

NET ASSETS..................................................  $3,154,842
                                                              ==========
Investments at Cost.........................................  $2,577,130
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $  18,842
    Interest................................................               996
    Income From Securities Lending..........................                 7
                                                                     ---------
        Total Investment Income.............................            19,845
                                                                     ---------

EXPENSES
    Investment Advisory Services............................               386
    Accounting and Transfer Agent Fees......................               231
    Custodian Fees..........................................                51
    Legal Fees..............................................                17
    Audit Fees..............................................                21
    Shareholders' Reports...................................                26
    Trustees' Fees and Expenses.............................                16
    Other...................................................                53
                                                                     ---------
        Total Expenses......................................               801
                                                                     ---------
    NET INVESTMENT INCOME (LOSS)............................            19,044
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain (Loss) on Investment Securities Sold......           (21,418)
Net Realized Gain (Loss) on Futures.........................           (10,725)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................          (111,571)
    Futures.................................................               982
                                                                     ---------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (142,732)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(123,688)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   19,044        $   35,967
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (21,418)          (23,065)
    Net Realized Gain (Loss) on Futures.....................            (10,725)           (1,770)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities...............................           (111,571)         (166,154)
        Futures.............................................                982              (881)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (123,688)         (155,903)
                                                                     ----------        ----------
Transactions in Interest:
    Contributions...........................................            322,180           798,812
    Withdrawals.............................................           (182,462)         (279,159)
                                                                     ----------        ----------
        Net Increase (Decrease) from Transactions in
          Interest..........................................            139,718           519,653
                                                                     ----------        ----------
        Total Increase (Decrease)...........................             16,030           363,750
NET ASSETS
    Beginning of Period.....................................          3,138,812         2,775,062
                                                                     ----------        ----------
    End of Period...........................................         $3,154,842        $3,138,812
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR         YEAR         YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                        2001           2000          1999          1998         1997         1996
                                     -----------    ----------    ----------    ----------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of               N/A            N/A           N/A           N/A         N/A     $  13.48
  Period (1).......................
                                     ----------     ----------    ----------    ----------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  (1)
  Net Investment Income (Loss).....          --             --            --            --          --         0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --             --            --            --          --         1.41
                                     ----------     ----------    ----------    ----------    --------     --------
  Total from Investment
    Operations.....................          --             --            --            --          --         1.56
                                     ----------     ----------    ----------    ----------    --------     --------
LESS DISTRIBUTIONS (1)
  Net Investment Income............          --             --            --            --          --        (0.16)
  Net Realized Gains...............          --             --            --            --          --        (0.08)
                                     ----------     ----------    ----------    ----------    --------     --------
  Total Distributions..............          --             --            --            --          --        (0.24)
                                     ----------     ----------    ----------    ----------    --------     --------
Net Asset Value, End of Period
  (1) .............................         N/A            N/A           N/A           N/A         N/A     $  14.80
                                     ==========     ==========    ==========    ==========    ========     ========
Total Return (1)...................         N/A            N/A           N/A           N/A         N/A        11.60%#

Net Assets, End of Period
  (thousands)......................  $3,154,842     $3,138,812    $2,775,062    $1,557,174    $822,493     $466,441
Ratio of Expenses to Average Net
  Assets...........................        0.05%*         0.06%         0.06%         0.06%       0.07%        0.12%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....        1.24%*         1.12%         1.27%         1.47%       1.75%        2.12%
Portfolio Turnover Rate of Master
  Fund Series .....................          10%*            8%            4%            9%          4%          14%

--------------

*   Annualized

#   Non-annualized

(1) These items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the series reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the feeder fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $305,920
Sales.......................................................   148,274

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 876,848
Gross Unrealized Depreciation...............................   (294,104)
                                                              ---------
    Net.....................................................  $ 582,744
                                                              =========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    FUTURES CONTRACTS: During the six months ended May 31, 2001, The Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2001, the Series had outstanding 57 long futures contracts on the S&P500 Index, all of which expire on June 15, 2001. The value of such contracts on May 31, 2001 was $17,917,950, which resulted in an unrealized gain of $101,148.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line of credit were as follows:

                WEIGHTED                    WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                AVERAGE                     AVERAGE        DAYS      EXPENSE   BORROWED DURING
             INTEREST RATE                LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
----------------------------------------  ------------  -----------  --------  ---------------
                 7.25%                     $1,628,000        1         $ 328     $1,628,000

    The Series had no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JP Morgan Securities and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $13,992,660, the related collateral cash received was $14,689,100 and the value of collateral on overnight repurchase agreements was $13,141,078.